Note 4 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2021	2020
Revenues

FirstService Residential	$1,585,431	$1,415,121
FirstService Brands company-owned operations	1,482,701	1,216,254
FirstService Brands franchisor	176,341	136,746
FirstService Brands franchise fee	4,599	4,294